10-K Basis of presentation and consolidation	3 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation and consolidation	Basis of presentation and consolidation
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”) as issued by the Financial Accounting Standards Board (the “FASB”). The significant accounting policies described in Note 3 — Significant accounting policies have been applied consistently to all periods presented.
Amounts reported in the Consolidated Financial Statements include estimates and assumptions of management. Actual results could differ from these estimates. In the opinion of management, the financial data presented includes all adjustments necessary to present fairly the Company’s financial position, results of operations and cash flows for the periods presented.
Certain previously reported amounts have been reclassified between line items to conform to the current period presentation. The Company has presented the results of its Missouri and hemp-derived THC operations as discontinued operations for all periods presented. Accordingly, amounts previously reported for the year ended December 31, 2023 have been retrospectively recast to present the results of those operations separately from continuing operations. Amounts for the years ended December 31, 2025 and 2024 were already recast in prior filings.
Functional and presentation currency
The Consolidated Financial Statements are presented in U.S. dollar (“USD”), which is the reporting currency of the Company, unless otherwise noted. The functional currency of the Company and the domestic entities reflected in the Consolidated Financial Statements is the USD, and the functional currency of each of the Company’s international entities is the currency of the economic environment in which primary operations are conducted. The financial accounts of the Company’s international subsidiaries are translated to USD using exchange rates at specific reporting dates or average rates over the reporting period, as applicable. Unrealized gains and losses resulting from foreign currency translation adjustments are recognized within Accumulated other comprehensive loss, which is a component of Shareholders’ equity on the Consolidated Balance Sheets. Realized transactional exchange gains and losses are included in Other income, net on the Consolidated Statements of Operations.
Basis of measurement
The Consolidated Financial Statements have been prepared on a going concern basis, under the historical cost convention, except for certain financial instruments that are measured at fair value, as described herein.
Basis of consolidation
The Consolidated Financial Statements include all the accounts of the Company, its wholly-owned subsidiaries, majority- owned subsidiaries and legal entities in which it holds a controlling financial interest. Historically, the Company has obtained controlling financial interests in entities through management service agreements (“MSAs”) or financing arrangements.
All intercompany balances and transactions have been eliminated in consolidation. See Note 3 — Significant accounting policies.
The following table presents the wholly-owned subsidiaries of the Company as well as the entities in which the Company held a controlling financial interest as of December 31, 2025 and 2024:

		As of December 31,
		2025	2024
Entity name	Jurisdiction of Incorporation/Formation	Ownership %(1)
Curaleaf International Holdings Limited	Guernsey	100%	68.5%
Curaleaf, Inc.*	DE	—	—
Northern Green Canada Inc.	Canada	100%	100%
Bloom Fungibles, LLC	AZ	100%	100%
Focused Employer, Inc.	DE	100%	100%

(1) Based on % of voting interests held by the Company.
* Consolidated by the Company as a variable interest entity. See Note 3 — Significant accounting policies and Note 29 —Variable interest entities for further details.
The following table presents the wholly-owned subsidiaries of Curaleaf International Holings Limited ("Curaleaf International") as well as the entities in which Curaleaf International held a controlling financial interest as of December 31, 2025 and 2024:

		As of December 31,
		2025	2024
Entity name	Jurisdiction of Incorporation/Formation	Ownership %(1)
Curaleaf International Limited	UK	100%	100%
Four20 Pharma GmbH(2)	Germany	55%	55%

(1) Based on % of voting interests held by the Company.
(2) As of December 31, 2025 and 2024, the remaining 45% noncontrolling interest was held by the sellers of Four20 Pharma GmbH, which the Company acquired in September 2022. The remaining equity interest was acquired by the Company on April 30, 2026. See 'Non-controlling interests' herein and Note 18 — Redeemable non-controlling interest for further details.

The following table presents the wholly-owned subsidiaries of Curaleaf, Inc. as well as the entities in which Curaleaf, Inc., directly or indirectly, held a controlling financial interest as of December 31, 2025 and 2024:

		As of December 31,
		2025	2024
Entity name	Jurisdiction of Incorporation/Formation	Ownership %(1)
CLF AZ, Inc.	DE	100%	100%
CLF NY, Inc.	DE	100%	100%
Curaleaf CA, Inc.	DE	100%	100%
Curaleaf KY, Inc.	DE	100%	100%
Curaleaf Massachusetts, Inc.	MA	100%	100%
Curaleaf MD, LLC	MD	100%	100%
Curaleaf OGT, Inc.	DE	100%	100%
Curaleaf PA, LLC	DE	100%	100%
Focused Investment Partners, LLC	DE	100%	100%
CLF Maine, Inc.	DE	100%	100%
PalliaTech CT, Inc.	DE	100%	100%
PalliaTech Florida, Inc.	DE	100%	100%
PT Nevada, Inc.	DE	100%	100%
CLF Sapphire Holdings, Inc.	DE	100%	100%
Curaleaf NJ II, Inc.	DE	100%	100%
GR Companies, Inc.	DE	100%	100%
CLF MD Employer, LLC	MD	100%	100%
Curaleaf Columbia, LLC (formerly HMS Sales, LLC)	MD	100%	100%
MI Health, LLC	MD	100%	100%
Curaleaf Compassionate Care VA, LLC	VA	100%	100%
Curaleaf UT, LLC	DE	100%	100%
Curaleaf Processing, Inc	DE	100%	100%
Virginia's Kitchen, LLC	CO	100%	100%
Cura CO LLC	CO	100%	100%
Curaleaf DH, Inc.	DE	100%	100%
Curaleaf Stamford, Inc.	CT	100%	100%
CLF Holdings Alabama, Inc.	DE	100%	100%
IL Business Holding Corporation*	IL	—	—
Broad Horizon Holdings, LLC*	MA	—	—
CLF Oregon, LLC (formerly PalliaTech OR, LLC)(2)	DE	—	100%
Curaleaf Hemp, Inc.(2)	DE	—	100%

(1) Based on % of voting interests held by Curaleaf, Inc. with the exception of the entities which Curaleaf, Inc. consolidates as variable interest entities.
(2) Entity dissolved in 2025.
* Consolidated by Curaleaf, Inc. as a variable interest entity. See Note 3 — Significant accounting policies and Note 29 — Variable interest entities for further details.
Non-controlling interests (“NCI”)
NCI in consolidated subsidiaries represent the component of equity in consolidated subsidiaries held by third parties. Any change in ownership of a subsidiary while the controlling financial interest is retained is accounted for as an equity transaction between the controlling and non-controlling interests. However, when a subsidiary is deconsolidated, any retained non-controlling equity investment in the former subsidiary is initially measured at fair value, and the gain or loss triggered by any difference between the carrying value and fair value of the retained interest would be included in Other income, net on the Consolidated Statements of Operations.
NCI with redemption features, such as put and call options, that are not solely within the Company’s control are considered redeemable non-controlling interests (“Redeemable NCI”). Redeemable NCI is considered to be temporary equity and is reported in the mezzanine section between Commitments and contingencies and Shareholders’ equity on the Consolidated Balance Sheets. Redeemable NCI is recorded at the greater of the carrying value, which is adjusted for the NCI’s share of net income or loss generated over the reporting period, and the estimated redemption value at the end of the reporting period. In instances where the redemption value of Redeemable NCI is greater than the carrying value (“excess redemption value”) and redemption is at least probable, the Company has elected to immediately recognize the entire excess redemption value as an adjustment to Additional paid-in capital on the Consolidated Balance Sheets. This election provides for a more immediate and transparent reflection of the economic impact associated with changes in redemption value, as opposed to accreting the difference over time.
Change in ownership
Changes in the Company’s ownership interest of a subsidiary with a Redeemable NCI that do not also result in a change in control are accounted for as equity transactions in accordance with Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”). No gain or loss is recognized in earnings within the Consolidated Statements of Operations. The carrying amount of the Redeemable NCI is adjusted to reflect the revised ownership percentage, and any difference between the consideration paid and the adjustment to the Redeemable NCI is recognized within Additional paid in capital in the Consolidated Balance Sheets. Adjustments to Accumulated other comprehensive loss attributable to the Redeemable NCI are also reclassified to Additional paid in capital to reflect the Company’s revised ownership interest.
See Note 18 — Redeemable non-controlling interest for further details.
Reverse stock split
On June 5, 2026, the Company effected a 1-for-3 reverse stock split of its SVS. In connection with the reverse stock split, the Company's Multiple Voting Shares ("MVS") were also consolidated on a 1-for-3 basis to preserve the relative rights among the Company's share classes. As a result, every three issued and outstanding SVS and MVS were automatically combined into one issued and outstanding share of the applicable class. All share amounts, per share amounts, voting rights and equity award information presented in the accompanying consolidated financial statements and notes thereto have been retrospectively adjusted to reflect the reverse stock split for all periods presented.
2023 change in ownership
Prior to December 2023, the Company had a 100% investment in a wholly-owned subsidiary, Curaleaf Inc., via its ownership of all of the shares of common stock of Curaleaf, Inc. In connection with the Company's TSX Listing, the Company proceeded with the necessary internal reorganization (the “Reorganization”) of its U.S. operations, in order to meet the conditions set forth in the TSX conditional approval. Among other things, the capital structure of Curaleaf, Inc. was restructured in December 2023, such that it is now comprised of the following three classes of equity:
1. Class A Common Stock (voting, sole share)
2. Class B Common Stock (non-voting, 999 shares)
3. Class C Common Stock (voting, none issued)
Pursuant to such Reorganization, the 100 shares of common stock in Curaleaf, Inc. previously held by the Company was automatically exchanged for 999 shares of Class B Common Stock. The Class B Common Stock does not provide for voting rights but are exchangeable into shares of Class C Common Stock of Curaleaf, Inc., which is voting and participating, at any time. Concurrently with the Reorganization, Curaleaf, Inc. entered into a subscription agreement (the “Subscription Agreement”) with a third party investor not affiliated with the Company (the “Investor”), pursuant to which Curaleaf, Inc. issued the Investor one share of Class A Common Stock in consideration for 254,315 of the SVS then-owned by the Investor that had an aggregate market value of $1.1 million. Following completion of the Reorganization, the Company holds all of the issued and outstanding Class B Common Stock, representing 99.9% of the economic ownership of Curaleaf, Inc., on an as-converted basis, and the Investor holds all of the issued and outstanding Class A Common Stock of Curaleaf, Inc., representing 100% of the voting rights of Curaleaf, Inc.
As a result of the limited rights associated with the Class B Common Stock, concurrently with the Reorganization, the Company entered into a protection agreement with Curaleaf, Inc. (the “Protection Agreement”) providing for certain negative covenants in order to preserve the value of the Class B Common Stock held by the Company until such time as the Class B Common Stock is converted into Class C Common Stock by the Company, including among other things, prohibitions on Curaleaf, Inc.’s organizational documents amendments, changes to the authorized share capital of Curaleaf, Inc., changes to the board of directors of Curaleaf, Inc., material changes to the business conducted by Curaleaf, Inc. or the making of loans or capital expenditures above certain specified thresholds, the whole except with the prior written consent of the Company or as required by applicable laws. Concurrently with the Reorganization, the Company and the Investor, as shareholders of Curaleaf, Inc., entered into a shareholders agreement with respect to Curaleaf, Inc. (the “Shareholders’ Agreement”), to establish, among other things, the rights and obligations arising out of or in connection with the ownership of the Class A Common Stock and the Class B Common Stock. Under the Shareholders’ Agreement, Curaleaf, Inc. holds a call right to repurchase all of the Class A Common Stock issued to the Investor at any time, and the Investor has the right to appoint a director to the Curaleaf, Inc.’s board of directors and a put right exercisable following the occurrence of certain stated events and after the five (5) year anniversary of the Shareholders’ Agreement subject to certain parameters to ensure the maintaining of the TSX Listing.